CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																				6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 HDFC	Dec. 31, 2012 SPDB	Dec. 31, 2012 Net unrealized gains (losses) on investment securities	Dec. 31, 2011 Net unrealized gains (losses) on investment securities	Dec. 31, 2010 Net unrealized gains (losses) on investment securities	Dec. 31, 2012 Foreign currency translation adjustment, net of hedges	Dec. 31, 2011 Foreign currency translation adjustment, net of hedges	Dec. 31, 2010 Foreign currency translation adjustment, net of hedges	Dec. 31, 2012 Cash flow hedges	Dec. 31, 2011 Cash flow hedges	Dec. 31, 2010 Cash flow hedges	Dec. 31, 2012 Pension liability adjustments	Dec. 31, 2011 Pension liability adjustments	Dec. 31, 2010 Pension liability adjustments	Dec. 31, 2012 Accumulated other comprehensive income (loss)	Dec. 31, 2011 Accumulated other comprehensive income (loss)	Dec. 31, 2010 Accumulated other comprehensive income (loss)	Jun. 30, 2012 Accumulated other comprehensive income (loss) Akbank
Change in accumulated other comprehensive income (loss)
Balance at the beginning of the period, after-tax	$ (17,788)	$ (16,277)	$ (18,937)			$ (35)	$ (2,395)	$ (4,347)	$ (10,651)	$ (7,127)	$ (7,947)	$ (2,820)	$ (2,650)	$ (3,182)	$ (4,282)	$ (4,105)	$ (3,461)	$ (17,788)	$ (16,277)	$ (18,937)
Change, net of taxes						632	2,360	1,952	721	(3,524)	820	527	(170)	532	(988)	(177)	(644)	892	(1,511)	2,660
Balance at the end of the period, after-tax	(16,896)	(17,788)	(16,277)			597	(35)	(2,395)	(9,930)	(10,651)	(7,127)	(2,293)	(2,820)	(2,650)	(5,270)	(4,282)	(4,105)	(16,896)	(17,788)	(16,277)
Reclassification after tax realized gains or losses on sales and impairments of securities	(1,017)	(122)	657
After tax realized gains from sales of minority investments				672	421
Impairment charge related to total investment, after-tax																					$ 667